LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS FROM BANKS [Abstract]
Schedule of Long-Term Debt From Banks
As of December 31, 2012
Effective interest rate
In U.S. Dollar	3.06%	$131,055
In JPY	2.92%	13,347
Total long-term loans from banks-principal amount		144,402
Fair value adjustments		(24,410)
Total long-term loans from banks		119,992
Current maturities		25,000
		$94,992

As of December 31, 2011
Effective interest rate (*)
In U.S. Dollar	3.1-3.4%	$116,355
In U.S. Dollar	5.55%	30,000
Total long-term loans from banks-principal amount		146,355
Fair value adjustments		(37,210)
Total long-term loans from banks		109,145
Current maturities		5,300
		$103,845